        INVESTING
[LOGO]  FOR THE
        21ST
        CENTURY-Registration Mark-


                                   EATON VANCE
                                      ASIAN
                                      SMALL
                                    COMPANIES
                                      FUND

                          Annual Report August 31, 2000

EATON VANCE ASIAN SMALL COMPANIES FUND as of August 31, 2000

LETTER TO SHAREHOLDERS

                   Eaton Vance Asian Small
                   Companies Fund Class A shares
                   had a total return of 52.65% for
                   the year ended August 31,
                   2000. That return was the result
                   of an increase in net asset value
                   per share (NAV) to $24.13 on
                   August 31, 2000 from $15.84
                   on August 31, 1999.(1)
James B. Hawkes
President

Class B shares had a total return of 37.35% for the period from inception on October 8, 1999 to August 31, 2000. That return was the result of an increase in NAV to $16.07 from $11.70 on October 8, 1999.(1)

After major gains in 1999, most Asian markets have undergone a significant correction in 2000.
The year-long rise in U.S. interest rates appears to have slowed the U.S. economy, a trend that could result in lower Asian exports. The most vulnera-ble industries are technology and electronics, sec-tors which have led the markets lower. The
Morgan Stanley Capital International All Country
Asia Pacific Index -- a broad-based, unmanaged index of common stocks traded in developed and emerging markets of the Asia Pacific region -- had a return of 4.91% during the year ended
August 31, 2000.(2)

Despite the Asian market correction,
earnings growth remains strong for
companies in the new economy...

Despite the sharp sell-off of technology companies in the first half of 2000, small companies that are building Asia's new economy continue to enjoy rapid earnings growth. The need for modern tele-com and Internet infrastructure represents a major opportunity for equipment suppliers, software manufacturers and producers of specialized semi-conductors. In addition to technology, small com-panies in health care, retailing, food and beverages and financial services are pioneering the new economy.

The recent market correction has
uncovered undervalued opportunities
in smallercompanies...

While severe stock market declines may be unnerv-ing to investors, we believe that periodic correc-tions can be a healthy part of the investment cycle, wringing out excesses and restoring value to the marketplace. They can also provide excellent buy-ing opportunities in smaller companies with above-average revenue growth. We believe that the small-er companies will continue to provide opportunities for patient, growth-oriented investors.

Effective September 18, 2000, Zaheer Sitabkhan assumed sole responsibility for managing Asian
Small Companies Portfolio. Mr. Sitabkhan is a
Managing Director of Lloyd George Management and had previously co-managed the Portfolio. In the following pages, he reviews the past year and looks ahead to the coming year.

                             Sincerely,

                             [SIGNATURE]

                             James B. Hawkes
                             President
                             October 9, 2000

Fund Information
as of August 31, 2000

Performance(3)                                             Class A Class B
-----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------
One Year                                                    52.65%  N.A.
Life of Fund+                                               79.45  37.35%++

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------
One Year                                                    43.84%  N.A.
Life of Fund+                                               72.55  37.35%++

+Inception dates: Class A: 3/1/99; Class B: 10/8/99
++ Class B returns are cumulative total returns.

Ten Largest Equity Holdings(4)
-------------------------------------
Infosys Technologies             6.4%
Giordano International Ltd.      5.7
HDFC Bank Ltd.                   5.5
Li & Fung Ltd.                   4.8
Denway Motors Ltd.               3.9
Quality Healthcare Asia Ltd.     3.6
Unisem (M) Berhad                3.5
Hankuk Electric Glass Co.        3.3
Unilever NV                      3.0
UTV Software Solutions Communications Co.   3.0

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable con-tingent deferred sales charges (CDSC) for the Fund's Class B shares. (2)It is not possible to invest directly in an Index.
   (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. Class B returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year.
   (4)Based on market value. Ten largest holdings represent
   42.7% of the Portfolio's net assets. Holdings are subject to change.

   Past performance is no guarantee of future results.
   Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
 MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE ASIAN SMALL COMPANIES FUND as of August 31, 2000

MANAGEMENT DISCUSSION

                     AN INTERVIEW WITH
                     ZAHEER SITABKHAN,
                     DIRECTOR, LLOYD GEORGE MANAGEMENT,
                     INVESTMENT ADVISER TO
                     ASIAN SMALL COMPANIES PORTFOLIO.

Zaheer Sitabkhan     Q: Zaheer, following a fairly
Portfolio Manager       robust 1999, most Asian
                        markets have suffered sharp
                        declines in 2000. How would
                        you evaluate the recent mar-
                        ket climate?

A: The region's stock markets have corrected sharply in 2000. Many Asian economies have showed signs of slowing somewhat, but not enough to derail the region's overall recovery.
   For example, the Korean economy, which reg-istered double-digit growth in 1999, has eased to a still-respectable 6.0% growth rate this year. Meanwhile, Japan's recovery appears to be gathering momentum. GDP growth in the second quarter exceeded 4%, well above esti-mates. China's growth outlook has also improved, with most estimates calling for 8% growth for the year. In South Asia, the Indian market has suffered a sharp decline, as the slow pace of privatization has frustrated many investors. Meanwhile, the nation's trade deficit has widened and its currency has weakened.
   Nonetheless, economic growth is forecast to be 7% in the coming fiscal year.

   Technology stocks, which contribute greatly to the region's export economy, have weakened significantly over fears of a cyclical peak.
   Valuations for semiconductor, Internet, and telecom issues became overextended in the past year, and it came as little surprise when the group came back to earth. Moreover, eco-nomic growth in the region remains on track, and following the recent declines, the markets are much more reasonably valued.

Q: Oil prices have recently reached a 10-year high. Do higher energy prices pose a serious threat to the Asian economies?

A: Naturally, rising oil prices are a trend that bears watching. However, the actual impact on Asian economies will vary widely. Korea, as the region's most industrialized nation, could feel a pinch, as could India, because of its worsening current account deficit. China, on the other hand, has insulated itself somewhat through the use of alternative fuels, such as coal. Hong
   Kong's massive foreign currency holdings could provide a buffer from higher energy prices.
   Malaysia and Indonesia are oil exporters, so the rise in oil prices could actually benefit those countries.

Five Largest Industry Weightings(1)
-------------------------------------------
By total net assets

Computer Software                     15.1%

Apparel                          5.7%

Medical Services                 5.7%

Banking & Finance               5.5%

Media                       4.9%


Regional Distribution(1)
-------------------------------------------
As a percentage of common stock investments

                          [PIE CHART]

(1)Because the Portfolio is actively managed, Industry Weightings and Regional Distribution are subject to change. All data are as of 8/31/00 and is based on total common stock holdings.

Q: Even with the region's markets on the defen-sive, the Fund turned in a strong showing during the year. To what do you attribute the Fund's outperformance?

A: Stock-selection has been the major determi-nant. While the economy has slowed in many parts of the region, many small companies con-tinued to generate strong revenue and earnings growth. The Portfolio's largest country weight-ings at August 31, 2000 were Hong Kong,
   India, Australia and Korea. Our largest indus-try weightings were computer software, elec-tronics equipment and financial services.
   Technology areas represent major linchpins of the Asian export economy. Asian companies have been key suppliers of technology-related goods and services in recent years, and have benefited from technology's increasing applications.

Q: Hong Kong was the Portfolio's largest country weighting at August 31. What Hong Kong companies did you find attractive?

A: The Portfolio maintained a significant invest-ment in Li & Fung, Ltd. The company is involved in trade-related services, providing companies with outsourcing of raw materials, coordinating production and helping streamline manufacturing, marketing and logistics. With its widespread resources and relationships throughout Asia, Li & Fung has attracted large U.S. customers such as Avon and Reebok. Li & Fung has enjoyed robust earnings and revenue growth in the past year.

   Elsewhere in Hong Kong, Quality Healthcare
   Asia is one of Hong Kong's leading providers of health care, offering health services to more than 400,000 Hong Kong residents. The com-pany offers both western and Chinese medical care, dental care, nursing, physiotherapy and eldercare at more than 300 centers. In the first half of 2000, Quality Healthcare saw earnings rise 66% on revenue growth of more than 200%, and is well-positioned for the future.

Q: India is the Portfolio's second largest country weighting. What companies have you empha-sized there?

A: Infosys Technologies remained the Portfolio's largest holding. Infosys has been a leading pro-ducer of financial software for many years, but has recently added to its Internet applications.
   The company saw its earnings double in the second quarter of 2000, propelled by a 105% surge in revenues. Infosys recently announced a global strategic alliance with Microsoft aimed at providing solutions to e-business customers.

   HDFC Bank was another Indian investment of the Portfolio. HDFC is the leading lender in India's growing housing market, as well as a leader in the financing of consumer durable purchases. As wealth levels rise among India's burgeoning middle class, the purchases of appliances, automobiles and consumer elec-tronics have increased significantly.

   Within the drug sector, the Portfolio main-tained an investment in Dr. Reddy's
   Laboratories. Blessed with strong research, the company has developed a wide array of formu-lations and has increased its market share in India. As a result of new product launches and acquisitions, the company has a vigorous export business, with more than 270 product registrations in 15 countries. Looking ahead, Dr. Reddy's is increasing its focus on the fast-growth areas of biotechnology and diagnostics.

Q: Where did the Portfolio invest in Australia?

A: In Australia, the Portfolio has an investment in Keycorp Ltd., a manufacturer of equipment for the financial services industry. Keycorp is a leading manufacturer of banking terminals, with major clients in Australia, Asia and Europe. The company also is a producer of

EATON VANCE ASIAN SMALL COMPANIES FUND as of August 31, 2000

MANAGEMENT DISCUSSION CONT'D

   smartcards used in a widening array of applica-tions. Finally, Keycorp is becoming increasingly active in e-commerce through its Nobil
   International Gateway. The system provides secure environment for online transactions, and, following a successful roll-out in Australia, is being introduced to Europe and the U.S.

Q: And where have you focused the Portfolio's investments in Korea?

A: The Portfolio's largest Korean investment was
   Hankuk Electric Glass, the second largest pro-ducer of glass bulbs in Korea. The Company's products are used in the manufacturer of tele-vision and computer monitors.

   Hite Brewery was another Korean investment.
   The company has enjoyed strong revenue
   growth in recent years, as its Hite beer gains popularity in the global beverage market. Hite also has agreements to bottle beverages and spirits for other beverage companies.

Q: Zaheer, what is your outlook for
   Asian smaller companies?

A: While most Asian economies appear firmly on the road to recovery, the stock markets have been volatile. However, smaller companies may be able to maintain their earnings momentum.
   Because their market niches are narrowly tar-geted, they may be less adversely affected by broad swings in the economy. As we have seen in recent years, demand for many technology-based products and services is driven by efforts to improve global productivity. Productivity gains, have, in turn, contributed mightily to earnings growth.

   With our bottom-up approach, we look for companies we believe will be Asia's leaders of tomorrow. I believe, with that sound, long-term approach, the Fund is well-positioned to take advantage of opportunities in the year ahead.

               MSCI Index        ASX         ASX SC
03/31/1999       $10,000       $10,000       $10,000
04/30/1999       $10,769       $11,058       $10,420
05/31/1999       $10,309       $11,337       $10,682
06/30/1999       $11,373       $13,250       $12,485
07/31/1999       $11,970       $14,206       $13,386
08/31/1999       $12,005       $14,708       $13,858
09/30/1999       $12,264       $15,292       $14,409
10/31/1999       $12,717       $16,620       $15,661
11/30/1999       $13,358       $19,499       $18,373
12/31/1999       $14,256       $24,573       $23,154
01/31/2000       $13,882       $24,033       $22,645
02/29/2000       $13,551       $27,429       $25,845
03/31/2000       $14,366       $28,201       $26,573
04/30/2000       $13,257       $24,275       $22,873
05/31/2000       $12,549       $22,647       $21,339
06/30/2000       $13,362       $23,652       $22,286
07/31/2000       $12,127       $21,679       $20,427
08/31/2000       $12,595       $24,180       $22,790

Performance                                                Class A Class B
-----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------
One Year                                                    52.65%  N.A.
Life of Fund+                                               79.45  37.35%++

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------
One Year                                                    43.84%  N.A.
Life of Fund+                                               72.55  37.35%++

+Inception dates: Class A: 3/1/99; Class B: 10/8/99
++ Class B returns are cumulative total returns.

* Source: TowersData, Bethesda, MD. Investment operations commenced 3/1/99. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations. Past performance is no guarantee of future results. Investment return and principal fluctuate so that shares, when redeemed, may be worth more or less their original cost.

  The performance chart above compares the Fund's total return with that of a broad-based securities market index. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Morgan Stanley Capital International All Country Asia Pacific Index - a broad-based index of common stocks traded in developed and emerging markets of the Asia Pacific region. An investment in the Fund's Class B shares on 10/8/99 at net asset value would have been worth $13,865 on August 31, 2000. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
Assets
----------------------------------------------------
Investment in Asian Small Companies
   Portfolio, at value
   (identified cost, $1,788,729)          $1,724,250
Receivable from the Distributor               49,385
----------------------------------------------------
TOTAL ASSETS                              $1,773,635
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $    1,938
Accrued expenses                               1,949
----------------------------------------------------
TOTAL LIABILITIES                         $    3,887
----------------------------------------------------
NET ASSETS                                $1,769,748
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $1,814,718
Accumulated undistributed net realized
   gain from Portfolio
   (computed on the basis
   of identified cost)                        19,509
Net unrealized depreciation from
   Portfolio (computed on the basis
   of identified cost)                       (64,479)
----------------------------------------------------
TOTAL                                     $1,769,748
----------------------------------------------------

Class A Shares
----------------------------------------------------
NET ASSETS                                $1,722,793
SHARES OUTSTANDING                            71,393
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    24.13
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $24.13)      $    25.60
----------------------------------------------------

Class B Shares
----------------------------------------------------
NET ASSETS                                $   46,955
SHARES OUTSTANDING                             2,922
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    16.07
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $371)           $ 12,153
Expenses allocated from Portfolio          (16,054)
--------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (3,901)
--------------------------------------------------

Expenses
--------------------------------------------------
Management fee                            $  3,616
Distribution and service fees
   Class A                                   6,917
   Class B                                     631
Registration fees                           30,810
Printing and postage                        16,570
Legal and accounting services                9,532
Custodian fee                                5,248
Transfer and dividend disbursing agent
   fees                                         90
Miscellaneous                                3,085
--------------------------------------------------
TOTAL EXPENSES                            $ 76,499
--------------------------------------------------
Deduct --
   Reduction of management fee            $  3,616
   Reduction of distribution fee             3,391
   Allocation of expenses to the
      Distributor                           49,385
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 56,392
--------------------------------------------------

NET EXPENSES                              $ 20,107
--------------------------------------------------

NET INVESTMENT LOSS                       $(24,008)
--------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
     (net of foreign taxes, $26,625)      $315,168
   Foreign currency transactions            (5,941)
--------------------------------------------------
NET REALIZED GAIN                         $309,227
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(66,402)
   Foreign currency                         (1,844)
--------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(68,246)
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $240,981
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $216,973
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       PERIOD ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999(1)
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $       (24,008) $            1,374
   Net realized gain                              309,227               9,316
   Net change in unrealized
      appreciation (depreciation)                 (68,246)              3,767
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       216,973  $           14,457
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $        (1,374) $               --
   In excess of net investment income
      Class A                                        (135)                 --
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (1,509) $               --
-----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                             $     1,078,662  $          460,000
      Class B                                     138,662                  --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                       1,507                  --
   Cost of shares redeemed
      Class A                                     (39,986)                 --
      Class B                                     (99,028)                 --
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     1,079,817  $          460,000
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     1,295,281  $          474,457
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of year                      $       474,467  $               10
-----------------------------------------------------------------------------
AT END OF YEAR                            $     1,769,748  $          474,467
-----------------------------------------------------------------------------

Accumulated undistributed
net investement income
included in net assets
-----------------------------------------------------------------------------
AT END OF YEAR                            $            --  $            1,374
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 01, 1999, to August 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CLASS A
                                  ----------------------
                                  YEAR ENDED AUGUST 31,
                                  ----------------------
                                    2000        1999(1)
--------------------------------------------------------
Net asset value -- Beginning
   of year                         $15.840      $10.000
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income (loss)       $(0.322)     $ 0.046
Net realized and unrealized
   gain                              8.660        5.794
--------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $ 8.338      $ 5.840
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income         $(0.044)     $    --
In excess of net investment
   income                           (0.004)          --
--------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.048)     $    --
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $24.130      $15.840
--------------------------------------------------------

TOTAL RETURN(2)                      52.65%       58.40%
--------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 1,723      $   474
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                    2.70%        1.40%(4)
   Net expenses after
      custodian fee
      reduction(3)                    2.49%        1.40%(4)
   Net investment income
      (loss)                         (1.66)%       2.69%(4)
Portfolio Turnover of the
   Portfolio                           112%         105%
--------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reduction of the management fee and distribution fee
   as well as an allocation of expenses to the
   Distributor. Had such actions not been taken, the
   ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        6.67%        8.23%(4)
   Expenses after custodian
      fee reduction(3)                6.46%        8.23%(4)
   Net investment loss               (5.63)%      (4.13)%(4)
Net investment loss per share      $(1.092)     $(0.071)
--------------------------------------------------------

 (1) For the period from the start of business, March 1, 1999 to August 31, 1999.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  -----------------------
                                  PERIOD ENDED AUGUST 31,
                                  -----------------------
                                          2000(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $11.700
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                       $(0.345)
Net realized and unrealized
   gain                                     4.715
---------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $ 4.370
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $16.070
---------------------------------------------------------

TOTAL RETURN(2)                             37.35%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $    47
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                           2.77%(4)
   Net expenses after
     custodian fee
     reduction(3)                            2.56%(4)
   Net investment loss                      (1.59)%(4)
Portfolio Turnover of the
   Portfolio                                  112%
---------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction
   of the management fee and distribution fee as well as
   an allocation of expenses to the Distributor. Had such
   actions not been taken, the ratios would have been as
   follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                               4.81%(4)
   Expenses after custodian
     fee reduction(3)                        4.60%(4)
   Net investment loss                      (3.63)%(4)
Net investment loss per share             $(0.788)
---------------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.7% at August 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED AUGUST 31,
                                              ----------------------
    CLASS A                                      2000        1999
    ----------------------------------------------------------------
    Sales                                       42,970      29,947
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    65          --
    Redemptions                                 (1,590)         --
    ----------------------------------------------------------------
    NET INCREASE                                41,445      29,947
    ----------------------------------------------------------------

                                              PERIOD ENDED AUGUST 31,
                                              -----------------------
    CLASS B                                   2000(1)       1999
    -----------------------------------------------------------------
    Sales                                         9,008         --
    Redemptions                                  (6,086)        --
    -----------------------------------------------------------------
    NET INCREASE                                  2,922         --
    -----------------------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.

4 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended August 31, 2000, the fee was equivalent to 0.25% of the Fund's average daily net assets for such period and amounted to $3,616. To reduce the net operating loss of the Fund, EVM waived their fee. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $1,576 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and service plans for Class A and Class B (collectively, the Plans). The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of the Fund's
   Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $6,917, and $474 for Class A and Class B shares, respectively to or payable to EVD for the year ended August 31, 2000, representing approximately 0.50%, and 0.75% of the average daily net assets for Class A and Class B shares, respectively, of which $2,980 and $411 was waived for Class A and Class B shares, respectively. In addition, to reduce the net operating loss of the Fund, the Distributor voluntarily assumed $49,385 of the Fund's expenses. At August 31, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $11,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan requires the Fund to make monthly payments of service fees in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class B shares for any fiscal year. Service fee payments

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 2000 amounted to approximately $157 for Class B shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares will be subject to a 1% CDSC if redeemed within twelve months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD did not receive any CDSC payments by Class B shareholders for the year ended August 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $1,217,315 and $204,620, respectively, for the year ended August 31, 2000.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE GROWTH TRUST AND SHAREHOLDERS OF EATON VANCE ASIAN SMALL COMPANIES FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Asian Small Companies Fund (one of the series constituting Eaton Vance Growth Trust) as of August 31, 2000, and the related statement of operations for the year then ended, changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Asian Small Companies Fund at August 31, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 13, 2000

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 85.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

AUSTRALIA -- 7.3%

SECURITY                                  SHARES       VALUE
Diversified Financial Services -- 1.9%
------------------------------------------------------------------
Hart Australia Ltd.                        1,500,000   $ 1,201,690
------------------------------------------------------------------
                                                       $ 1,201,690
------------------------------------------------------------------
Industrial Goods -- 0.0%
------------------------------------------------------------------
Kinetic Power Ltd.(1)(2)                     350,000   $         0
------------------------------------------------------------------
                                                       $         0
------------------------------------------------------------------
Software -- 5.4%
------------------------------------------------------------------
Keycorp Ltd.(1)                              252,234   $ 1,744,501
Open Telecommunications Ltd.(1)            1,350,000     1,742,882
------------------------------------------------------------------
                                                       $ 3,487,383
------------------------------------------------------------------
Total Australia
   (identified cost $2,993,720)                        $ 4,689,073
------------------------------------------------------------------

HONG KONG -- 27.3%

SECURITY                                  SHARES       VALUE
Apparel -- 5.7%
------------------------------------------------------------------
Giordano International Ltd.                6,629,102   $ 3,633,631
------------------------------------------------------------------
                                                       $ 3,633,631
------------------------------------------------------------------
Automotive -- 3.8%
------------------------------------------------------------------
Denway Motors Ltd.                        15,000,000   $ 2,442,558
------------------------------------------------------------------
                                                       $ 2,442,558
------------------------------------------------------------------
Electrical and Electronics -- 0.2%
------------------------------------------------------------------
United Pacific Industries                  1,870,000   $   155,849
------------------------------------------------------------------
                                                       $   155,849
------------------------------------------------------------------
Engineering -- 2.0%
------------------------------------------------------------------
Hong Kong Aircraft Engineering Co.           700,800   $ 1,280,439
------------------------------------------------------------------
                                                       $ 1,280,439
------------------------------------------------------------------
Media -- 1.9%
------------------------------------------------------------------
CIM Co., Ltd.(2)                             300,000   $         0
Sun Television Cybernetworks Holdings
Ltd.                                      34,000,000     1,220,638
------------------------------------------------------------------
                                                       $ 1,220,638
------------------------------------------------------------------

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Medical Services -- 3.5%
------------------------------------------------------------------
ehealthcareasia Ltd.                         357,500   $    25,669
Quality Healthcare Asia Ltd.               7,150,000     2,246,064
------------------------------------------------------------------
                                                       $ 2,271,733
------------------------------------------------------------------
Printing -- 2.8%
------------------------------------------------------------------
Leefung-Asco Printers Holdings Ltd.        9,349,000   $ 1,798,069
------------------------------------------------------------------
                                                       $ 1,798,069
------------------------------------------------------------------
Retail - Food and Drug -- 2.7%
------------------------------------------------------------------
Cafe de Coral Holdings Ltd.                4,495,000   $ 1,700,206
------------------------------------------------------------------
                                                       $ 1,700,206
------------------------------------------------------------------
Wholesale and International Trade -- 4.7%
------------------------------------------------------------------
Li & Fung, Ltd.                              692,000   $ 3,016,720
------------------------------------------------------------------
                                                       $ 3,016,720
------------------------------------------------------------------
Total Hong Kong
   (identified cost $11,449,022)                       $17,519,843
------------------------------------------------------------------

INDIA -- 25.9%

SECURITY                                  SHARES       VALUE
Banking and Finance -- 5.5%
------------------------------------------------------------------
HDFC Bank Ltd.                               675,000   $ 3,535,258
------------------------------------------------------------------
                                                       $ 3,535,258
------------------------------------------------------------------
Computer Software -- 9.7%
------------------------------------------------------------------
Geometric Software                            44,561   $   371,334
Infosys Technologies Ltd.                     22,600     4,131,278
VisualSoft (India) Ltd.                       44,300     1,759,427
------------------------------------------------------------------
                                                       $ 6,262,039
------------------------------------------------------------------
Food and Beverages -- 1.4%
------------------------------------------------------------------
United Breweries Ltd.                        576,500   $   916,258
------------------------------------------------------------------
                                                       $   916,258
------------------------------------------------------------------
Media -- 3.0%
------------------------------------------------------------------
UTV Software Solutions Communications
Co. Ltd.                                     175,700   $ 1,917,913
------------------------------------------------------------------
                                                       $ 1,917,913
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Medical Products -- 1.6%
------------------------------------------------------------------
Dr. Reddy's Laboratories                      36,500   $ 1,056,193
------------------------------------------------------------------
                                                       $ 1,056,193
------------------------------------------------------------------
Medical Services -- 2.2%
------------------------------------------------------------------
Apollo Hospitals                             240,000   $ 1,419,670
------------------------------------------------------------------
                                                       $ 1,419,670
------------------------------------------------------------------
Transport - Services -- 2.5%
------------------------------------------------------------------
Blue Dart Express Ltd.                       283,000   $ 1,594,636
------------------------------------------------------------------
                                                       $ 1,594,636
------------------------------------------------------------------
Total India
   (identified cost $12,978,159)                       $16,701,967
------------------------------------------------------------------

INDONESIA -- 3.5%

SECURITY                                  SHARES       VALUE
Food/Retail -- 0.5%
------------------------------------------------------------------
Hero Supermarkets                          1,811,500   $   332,725
------------------------------------------------------------------
                                                       $   332,725
------------------------------------------------------------------
Soap & Cleaning Preparations -- 3.0%
------------------------------------------------------------------
Unilever NV                                  119,000   $ 1,928,571
------------------------------------------------------------------
                                                       $ 1,928,571
------------------------------------------------------------------
Total Indonesia
   (identified cost $2,203,721)                        $ 2,261,296
------------------------------------------------------------------

JAPAN -- 2.9%

SECURITY                                  SHARES       VALUE
Industrial Goods -- 2.9%
------------------------------------------------------------------
Star Micronics                               131,000   $ 1,888,012
------------------------------------------------------------------
                                                       $ 1,888,012
------------------------------------------------------------------
Total Japan
   (identified cost $760,037)                          $ 1,888,012
------------------------------------------------------------------

MALAYSIA -- 4.4%

SECURITY                                  SHARES       VALUE
Building and Construction - Misc. -- 1.0%
------------------------------------------------------------------
Dialog Group Berhad                          266,667   $   617,545
------------------------------------------------------------------
                                                       $   617,545
------------------------------------------------------------------

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Electronics - Semiconductors -- 3.4%
------------------------------------------------------------------
Unisem (M) Berhad                            413,000   $ 2,151,947
------------------------------------------------------------------
                                                       $ 2,151,947
------------------------------------------------------------------
Total Malaysia
   (identified cost $2,446,777)                        $ 2,769,492
------------------------------------------------------------------

REPUBLIC OF KOREA -- 6.1%

SECURITY                                  SHARES       VALUE
Food and Beverages -- 2.8%
------------------------------------------------------------------
Hite Brewery Co. Ltd.                         42,160   $ 1,806,178
------------------------------------------------------------------
                                                       $ 1,806,178
------------------------------------------------------------------
Glass Manufacturing -- 3.3%
------------------------------------------------------------------
Hankuk Electric Glass Co.                     27,470   $ 2,118,318
------------------------------------------------------------------
                                                       $ 2,118,318
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,328,255)                        $ 3,924,496
------------------------------------------------------------------

SINGAPORE -- 5.0%

SECURITY                                  SHARES       VALUE
Aerospace and Defense -- 2.0%
------------------------------------------------------------------
Avimo Group Ltd.                             670,000   $ 1,292,429
------------------------------------------------------------------
                                                       $ 1,292,429
------------------------------------------------------------------
Electrical Equipment -- 3.0%
------------------------------------------------------------------
Creative Technology Ltd.                      10,500   $   228,168
OMNI Industries Ltd.                         800,000     1,729,127
------------------------------------------------------------------
                                                       $ 1,957,295
------------------------------------------------------------------
Total Singapore
   (identified cost $1,814,696)                        $ 3,249,724
------------------------------------------------------------------

THAILAND -- 2.9%

SECURITY                                  SHARES       VALUE
Foods -- 1.6%
------------------------------------------------------------------
Thai President Food Co. (Foreign)            226,050   $   995,571
------------------------------------------------------------------
                                                       $   995,571
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Investment Services -- 1.3%
------------------------------------------------------------------
Thai Reinsurance Co. Ltd.                    873,100   $   833,152
------------------------------------------------------------------
                                                       $   833,152
------------------------------------------------------------------
Total Thailand
   (identified cost $1,648,379)                        $ 1,828,723
------------------------------------------------------------------
Total Common Stocks -- 85.3%
   (identified cost $39,622,766)                       $54,832,626
------------------------------------------------------------------
Other Assets, Less Liabilities -- 14.7%                $ 9,462,051
------------------------------------------------------------------
Net Assets -- 100.0%                                   $64,294,677
------------------------------------------------------------------

 (1)  Non-income producing security.

 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $39,622,766)         $54,832,626
Cash                                        9,027,252
Foreign currency, at value
   (identified cost, $1,793,215)            1,766,293
Receivable for investments sold             1,786,703
Dividends receivable                           91,730
Tax reclaim receivable                            307
-----------------------------------------------------
TOTAL ASSETS                              $67,504,911
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 3,208,885
Accrued expenses                                1,349
-----------------------------------------------------
TOTAL LIABILITIES                         $ 3,210,234
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $64,294,677
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $49,118,767
Net unrealized appreciation (computed on
   the basis
   of identified cost)                     15,175,910
-----------------------------------------------------
TOTAL                                     $64,294,677
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $14,995)                               $   502,608
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   502,608
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   458,883
Administration fee                            153,418
Trustees fees and expenses                      2,500
Custodian fee                                 176,278
Legal and accounting services                  26,562
Miscellaneous                                   6,753
-----------------------------------------------------
TOTAL EXPENSES                            $   824,394
-----------------------------------------------------

DEDUCT --
   Reduction of custodian fee             $   131,482
-----------------------------------------------------

TOTAL EXPENSE REDUCTIONS                  $   131,482
-----------------------------------------------------

NET EXPENSES                              $   692,912
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (190,304)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
    (net of foreign taxes, $978,242)      $14,547,538
   Foreign currency transactions             (287,590)
-----------------------------------------------------
NET REALIZED GAIN                         $14,259,948
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 6,766,000
   Foreign currency                           (33,950)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 6,732,050
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $20,991,998
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $20,801,694
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $      (190,304) $       262,669
   Net realized gain                           14,259,948        1,160,361
   Net change in unrealized
      appreciation (depreciation)               6,732,050       13,694,526
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $    20,801,694  $    15,117,556
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    29,213,229  $       559,753
   Withdrawals                                (14,204,876)      (2,400,000)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    15,008,353  $    (1,840,247)
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    35,810,047  $    13,277,309
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    28,484,630  $    15,207,321
--------------------------------------------------------------------------
AT END OF YEAR                            $    64,294,677  $    28,484,630
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                    2000         1999         1998
---------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.34%        0.85%        0.50%
   Expenses after custodian
      fee reduction                   1.13%        0.85%        0.50%
   Net investment income
      (loss)                         (0.31)%       1.32%        1.34%
Portfolio Turnover                     112%         105%         101%
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $64,295      $28,485      $15,207
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2000, the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2000, the administrative fee was 0.25% of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $64,597,340 and $59,289,015, respectively, for the year ended August 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2000, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $39,626,268
    -----------------------------------------------------
    Gross unrealized appreciation             $19,045,243
    Gross unrealized depreciation              (3,838,885)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $15,206,358
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2000, there were no outstanding obligations under these financial instruments.

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ASIAN SMALL COMPANIES PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Asian Small Companies Portfolio as of August 31, 2000, the related statement of operations for the year ended, the statement of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the three-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Asian Small Companies Portfolio at August 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 13, 2000

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE ASIAN SMALL COMPANIES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

ASIAN SMALL COMPANIES PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF
EATON VANCE ASIAN SMALL COMPANIES FUND
AND ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE ASIAN SMALL COMPANIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

405-10/00                                                                 ASSRC